Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Accrued salaries, wages and related employee benefits		$ 33,929
Accrued trade payables		4,143
Accrued indirect taxes		4,398
Accrued sales discounts		3,899
Accrued insurance		2,781
Income taxes payable		2,633
Other accrued expenses		15,893
Total accrued expenses and other current liabilities		67,676
Successor [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Accrued salaries, wages and related employee benefits	$ 31,085	33,929
Accrued trade payables	3,583	4,143
Accrued indirect taxes	4,639	4,398
Accrued sales discounts	3,366	3,899
Accrued insurance	4,126	2,781
Income taxes payable	2,261	2,633
Other accrued expenses	12,744	15,893
Total accrued expenses and other current liabilities	$ 61,804	$ 67,676